Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Measurement
Fair Value Measurement

5. Fair Value Measurement

As of December 31, 2021 and 2022, information about (i) inputs into the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition and (ii) investments measured at NAV or its equivalent as a practical expedient is as follows:

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2021	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs	NAV
Description	thousands)	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Available-for-sale investments	13,805	—	13,805	—	—
Trading debt securities	14,804	14,804	—	—	—
Equity securities measured at fair value	7,925	7,925	—	—	—
Investments held by consolidated investment fund	26,981	—	26,981	—	—
Long-term investments
Investments held by consolidated investment fund	80,327	—	80,327	—	—
Other long-term investments measured at fair value	376,957	3,766	127,678	217,269	28,244

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2022	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs	NAV
Description	thousands)	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Available-for-sale investments	14,941	—	14,941	—	—
Trading debt securities	207,670	207,670	—	—	—
Equity securities measured at fair value	5,265	1,304	3,961	—	—
Investments held by consolidated investment fund	67,443	26,637	40,806	—	—
Long-term investments
Investments held by consolidated investment fund	74,751	—	74,751	—	—
Other long-term investments measured at fair value	631,662	—	242,753	358,351	30,558

Short-term trading debt securities investments are classified as Level 1 because they are valued using quoted prices of the same securities as they consist of bonds issued by public companies and publicly traded. Short-term equity securities measured at fair value are valued based on the quoted stock price of its investees in the active market and are classified within Level 1.

The fair value of available-for-sale investments is measured using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement.

As of December 31, 2022, the Group had several consolidated investment funds whose underlying investments are mainly equity shares of listed companies, bonds or asset management plans. The equity shares of listed companies, whose fair value are determined by their quoted price in active markets, are classified within Level 1 measurement. The bonds have stated maturity and normally pay a prospective fixed rate of return and using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement. The asset management plans measured at recent observable transaction prices are classified within Level 2 as well.

Other long-term investments measured at fair value are (i) equity investments in listed companies whose fair value can be obtained through active markets which is classified within Level 1 measurement, (ii) private equity funds categorized within Level 2 or Level 3 of the fair value hierarchy, and (iii) private equity funds measured at NAV.

With respect to the private equity funds within Level 3 measurement, the Group generally uses a market comparable analysis. The valuation methodology requires a subjective process in determining significant inputs and making assumptions and judgments, for which the Group considers and evaluates including, but not limited to, (1) comparable data wherever possible to quantify or adjust the fair value, (2) quantitative information about significant unobservable inputs used by the third party and (3) prevailing market conditions. The uncertainty of the fair value measurement due to the use of these unobservable inputs and assumptions could have resulted in higher or lower determination of fair value. There is inherent uncertainty involved in the valuation of level 3 investments and therefore there is no assurance that, upon liquidation or sale, the Group could realize the values reflected in the valuations.

A reconciliation of the beginning and ending balances of the investments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2022, presented as follows:

RMB
(Amount in Thousands)
Level 3 investments as of January 1, 2022	217,269
Changes in fair value included in investment income	69,291
Measurement approach change from measurement alternative to fair value measurement	76,280
Settlements	(6,842)
Foreign currency translation adjustments	2,353
Level 3 investments as of December 31, 2022	358,351
Changes in net unrealized gains included in investment income related to Level 3 investments still held as of December 31, 2022	62,449

Total realized and unrealized gains and losses recorded for Level 3 investments are reported in investment income in the consolidated statements of operations.

Fair value measurement on a non-recurring basis for the year ended December 31, 2021 included that used in impairment of investments measured at cost less impairment (see Note 4) which was classified as a Level 3 fair value measurement.

The Group also has financial instruments that are not reported at fair value on the consolidated balance sheets but whose fair value is practicable to estimate, which include cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, short-term held-to-maturity investments, loan receivables, other receivables and payables. The carrying amount of these short-term financial instruments approximates their fair value due to the short-term nature.